EARNINGS PER SHARE CALCULATIONS (Earnings Per Share Calculation - Diluted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share [Abstract]
Net income from continuing operations, diluted (in dollars per share)	$ 2.03		$ 0.54		$ 0.67
Income from discontinued operations, net of income taxes (in dollars per share)	$ 0.00		$ 0.10		$ 0.03
Net income attributable to noncontrolling interests (in dollars per share)	$ (0.01)		$ (0.02)		$ (0.08)
Net income attributable to The Dow Chemical Company (in dollars per share)	$ 2.02		$ 0.62		$ 0.62
Preferred stock dividends (in dollars per share)	$ (0.30)	[1]	$ (0.30)	[1]	$ 0.00	[1]
Earnings per common share - diluted (in dollars per share)	$ 1.72		$ 0.32		$ 0.62

[1]	Preferred stock dividends were not added back in the calculation of diluted earnings per share because the effect of adding them back would have been antidilutive.